Schedule of Investments (unaudited)
June 30, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Boeing Co. (The)(a)	91,513	$ 19,174,719
General Dynamics Corp.	37,171	10,841,294
Lockheed Martin Corp.	22,169	10,267,350
Northrop Grumman Corp.	19,946	9,972,601
RTX Corp.	196,801	28,736,882
TransDigm Group, Inc.	6,709	10,201,974
		89,194,820
Air Freight & Logistics — 0.7%
FedEx Corp.	32,109	7,298,697
United Parcel Service, Inc., Class B	107,965	10,897,987
		18,196,684
Automobiles — 0.3%
General Motors Co.	141,974	6,986,541
Banks — 9.0%
Bank of America Corp.	928,694	43,945,800
Citigroup, Inc.	223,848	19,053,942
JPMorgan Chase & Co.	408,528	118,436,352
PNC Financial Services Group, Inc. (The)	58,122	10,835,103
Truist Financial Corp.	192,603	8,280,003
U.S. Bancorp	229,742	10,395,826
Wells Fargo & Co.	479,358	38,406,163
		249,353,189
Beverages — 1.8%
Coca-Cola Co. (The)	292,526	20,696,214
Keurig Dr. Pepper, Inc.	190,187	6,287,582
PepsiCo, Inc.	173,966	22,970,471
		49,954,267
Biotechnology — 1.0%
Amgen, Inc.	20,815	5,811,756
Gilead Sciences, Inc.	133,876	14,842,832
Regeneron Pharmaceuticals, Inc.	15,331	8,048,775
		28,703,363
Broadline Retail — 3.1%
Amazon.com, Inc.(a)	387,934	85,108,840
Building Products — 0.7%
Carrier Global Corp.	118,424	8,667,453
Johnson Controls International PLC	97,110	10,256,758
		18,924,211
Capital Markets — 6.1%
BlackRock, Inc.(b)	22,442	23,547,269
Brookfield Asset Management Ltd., Class A(c)	36,939	2,041,988
Charles Schwab Corp. (The)	229,105	20,903,540
CME Group, Inc., Class A	52,900	14,580,298
Goldman Sachs Group, Inc. (The)	42,379	29,993,737
Interactive Brokers Group, Inc., Class A	59,135	3,276,670
Intercontinental Exchange, Inc.	83,916	15,396,069
KKR & Co., Inc., Class A	74,887	9,962,218
Morgan Stanley	169,412	23,863,374
S&P Global, Inc.	45,167	23,816,107
		167,381,270
Chemicals — 1.8%
Air Products & Chemicals, Inc.	32,670	9,214,900
Ecolab, Inc.	27,682	7,458,638
Linde PLC	69,077	32,409,547
Sherwin-Williams Co. (The)	3,219	1,105,276
		50,188,361
Security	Shares	Value
Commercial Services & Supplies — 0.3%
Copart, Inc.(a)	8,943	$ 438,833
Republic Services, Inc.	29,767	7,340,840
		7,779,673
Communications Equipment — 1.7%
Cisco Systems, Inc.	585,479	40,620,533
Motorola Solutions, Inc.	14,225	5,981,044
		46,601,577
Construction Materials — 0.3%
CRH PLC	99,730	9,155,214
Consumer Finance — 1.3%
American Express Co.	54,301	17,320,933
Capital One Financial Corp.	92,462	19,672,215
		36,993,148
Consumer Staples Distribution & Retail — 2.3%
Target Corp.	66,763	6,586,170
Walmart, Inc.	576,033	56,324,507
		62,910,677
Diversified Telecommunication Services — 2.1%
AT&T Inc.	1,031,853	29,861,826
Verizon Communications, Inc.	621,261	26,881,963
		56,743,789
Electric Utilities — 2.6%
American Electric Power Co., Inc.	78,646	8,160,309
Constellation Energy Corp.	46,073	14,870,521
Duke Energy Corp.	114,436	13,503,448
NextEra Energy, Inc.	303,342	21,058,002
Southern Co. (The)	162,085	14,884,266
		72,476,546
Electrical Equipment — 1.1%
Eaton Corp. PLC	57,646	20,579,046
Emerson Electric Co.	82,906	11,053,857
		31,632,903
Energy Equipment & Services — 0.2%
Schlumberger NV	199,836	6,754,457
Entertainment — 1.2%
Walt Disney Co. (The)	266,386	33,034,528
Financial Services — 5.6%
Apollo Global Management, Inc.	18,460	2,618,920
Berkshire Hathaway, Inc., Class B(a)	271,308	131,793,287
Fiserv, Inc.(a)	58,738	10,127,019
PayPal Holdings, Inc.(a)	143,239	10,645,522
		155,184,748
Food Products — 0.5%
Mondelez International, Inc., Class A	190,577	12,852,513
Ground Transportation — 1.3%
CSX Corp.	276,043	9,007,283
Norfolk Southern Corp.	33,203	8,498,972
Union Pacific Corp.	81,027	18,642,692
		36,148,947
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	254,710	34,643,107
Becton Dickinson & Co.	42,030	7,239,668
Boston Scientific Corp.(a)	179,698	19,301,362
Edwards Lifesciences Corp.(a)	84,539	6,611,795

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	188,637	$ 16,443,487
Stryker Corp.	37,610	14,879,645
		99,119,064
Health Care Providers & Services — 3.2%
Cigna Group (The)	36,231	11,977,244
CVS Health Corp.	184,232	12,708,323
Elevance Health, Inc.	33,265	12,938,755
HCA Healthcare, Inc.	20,264	7,763,138
McKesson Corp.	1,425	1,044,212
UnitedHealth Group, Inc.	133,856	41,759,056
		88,190,728
Health Care REITs — 0.5%
Welltower, Inc.	96,375	14,815,729
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	292	1,690,458
Marriott International, Inc., Class A	7,812	2,134,317
McDonald’s Corp.	99,207	28,985,309
Starbucks Corp.	145,177	13,302,568
		46,112,652
Household Products — 2.3%
Colgate-Palmolive Co.	62,383	5,670,615
Kimberly-Clark Corp.	31,362	4,043,189
Procter & Gamble Co. (The)	345,512	55,046,972
		64,760,776
Industrial Conglomerates — 1.2%
3M Co.	66,507	10,125,026
Honeywell International, Inc.	94,692	22,051,873
		32,176,899
Industrial REITs — 0.5%
Prologis, Inc.	136,445	14,343,098
Insurance — 3.4%
Aflac, Inc.	71,587	7,549,565
American International Group, Inc.	85,761	7,340,284
Aon PLC, Class A	2,363	843,024
Arthur J. Gallagher & Co.	35,032	11,214,444
Chubb Ltd.	54,743	15,860,142
Marsh & McLennan Cos., Inc.	63,990	13,990,774
MetLife, Inc.	82,641	6,645,989
Progressive Corp. (The)	81,875	21,849,162
Travelers Cos., Inc. (The)	33,242	8,893,565
		94,186,949
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	303,496	53,485,100
Alphabet, Inc., Class C, NVS	247,120	43,836,617
Meta Platforms, Inc., Class A	57,280	42,277,795
		139,599,512
IT Services — 2.5%
Accenture PLC, Class A	92,082	27,522,389
International Business Machines Corp.	136,861	40,343,886
		67,866,275
Life Sciences Tools & Services — 1.5%
Danaher Corp.	93,846	18,538,339
Thermo Fisher Scientific, Inc.	55,550	22,523,303
		41,061,642
Machinery — 2.5%
Caterpillar, Inc.	59,727	23,186,619
Deere & Co.	35,940	18,275,130
Illinois Tool Works, Inc.	28,961	7,160,607
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	75,729	$ 7,198,799
Parker-Hannifin Corp.	18,932	13,223,434
		69,044,589
Media — 0.7%
Comcast Corp., Class A	544,802	19,443,983
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	210,354	9,118,846
Newmont Corp.	163,736	9,539,259
Southern Copper Corp.	12,053	1,219,402
		19,877,507
Multi-Utilities — 0.5%
Dominion Energy, Inc.	125,884	7,114,964
Sempra	95,919	7,267,782
		14,382,746
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	239,928	34,355,290
ConocoPhillips	186,207	16,710,216
EOG Resources, Inc.	81,233	9,716,279
Exxon Mobil Corp.	637,415	68,713,337
Williams Cos., Inc. (The)	169,648	10,655,591
		140,150,713
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	242,102	11,206,901
Johnson & Johnson	353,984	54,071,056
Merck & Co., Inc.	370,631	29,339,150
Pfizer, Inc.	835,661	20,256,423
Zoetis, Inc., Class A	13,315	2,076,474
		116,950,004
Professional Services — 0.1%
Automatic Data Processing, Inc.	4,380	1,350,792
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	98,322	13,951,892
Analog Devices, Inc.	72,979	17,370,461
Applied Materials, Inc.	85,566	15,664,568
Intel Corp.	642,823	14,399,235
Marvell Technology, Inc.	118,267	9,153,866
Micron Technology, Inc.	164,356	20,256,877
QUALCOMM, Inc.	124,742	19,866,411
Texas Instruments, Inc.	78,992	16,400,319
		127,063,629
Software — 2.1%
MicroStrategy, Inc., Class A(a)	34,707	14,029,610
Roper Technologies, Inc.	15,787	8,948,703
Salesforce, Inc.	121,955	33,255,909
Synopsys, Inc.(a)	2,788	1,429,352
		57,663,574
Specialized REITs — 0.6%
Equinix, Inc.	14,375	11,434,881
Public Storage	20,230	5,935,887
		17,370,768
Specialty Retail — 1.8%
AutoZone, Inc.(a)	2,070	7,684,316
Home Depot, Inc. (The)	34,843	12,774,838
Lowe’s Cos., Inc.	82,443	18,291,628
O’Reilly Automotive, Inc.(a)	10,175	917,073
TJX Cos., Inc. (The)	82,266	10,159,028
		49,826,883

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	40,480	$ 4,962,848
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	170,194	12,090,582
Tobacco — 2.0%
Altria Group, Inc.	248,135	14,548,155
Philip Morris International, Inc.	229,178	41,740,189
		56,288,344
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	66,801	15,916,006
Total Long-Term Investments — 99.8% (Cost: $2,604,467,851)		2,756,876,558
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(b)(d)(e)	1,192,924	1,193,401
Total Short-Term Securities — 0.1% (Cost: $1,193,401)		1,193,401
Total Investments — 99.9% (Cost: $2,605,661,252)		2,758,069,959
Other Assets Less Liabilities — 0.1%		3,967,848
Net Assets — 100.0%		$ 2,762,037,807

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 148,126	$ 1,045,275 (a)	$ —	$ —	$ —	$ 1,193,401	1,192,924	$ 10 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,002,035	—	(5,002,035)(a)	—	—	—	—	46,992	—
BlackRock, Inc.	26,269,552	1,736,908	(6,395,816)	829,687	1,106,938	23,547,269	22,442	125,082	—
				$ 829,687	$ 1,106,938	$ 24,740,670		$ 172,084	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell Top 200 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	46	09/19/25	$ 4,427	$ 75,233
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,756,876,558	$ —	$ —	$ 2,756,876,558
Short-Term Securities
Money Market Funds	1,193,401	—	—	1,193,401
	$ 2,758,069,959	$ —	$ —	$ 2,758,069,959
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 75,233	$ —	$ —	$ 75,233

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust